UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21197 and 811-21300

Name of Fund: BBIF Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Government Securities Fund and Master Government Securities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 12/31/2015

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2015 (Unaudited)	BBIF Government Securities Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Government Securities LLC	$178,094,882
Total Investments (Cost — $178,094,882) — 99.2%	178,094,882
Other Assets Less Liabilities — 0.8%	1,406,615

Net Assets — 100.0%	$179,501,497

BBIF Government Securities Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Government Securities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $178,094,882 and 47.9%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2015, there were no transfers between levels.

BBIF GOVERNMENT SECURITIES FUND	DECEMBER 31, 2015	1

Schedule of Investments December 31, 2015 (Unaudited)	Master Government Securities LLC (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.08%, 1/07/16	$25,000	$24,999,600
0.08% - 0.16%, 2/11/16	6,815	6,814,278
0.14% - 0.22%, 2/18/16	19,065	19,060,925
0.20%, 2/25/16	3,920	3,918,799
0.28%, 3/17/16	8,000	7,995,209
0.25%, 3/24/16	19,000	18,988,917
0.11% - 0.26%, 3/31/16	17,500	17,489,478
0.08%, 4/07/16	2,000	1,999,592
0.34%, 5/19/16	5,000	4,993,486
0.52% - 0.54%, 6/09/16	12,000	11,971,468
0.59%, 6/16/16	10,000	9,972,700
0.56%, 6/30/16	2,940	2,931,825
U.S. Treasury Notes:
0.38%, 1/15/16	17,075	17,076,335
0.38%, 1/31/16	5,000	5,001,372
0.25% - 2.63%, 2/29/16	11,042	11,082,959
0.25%, 5/15/16	5,175	5,175,799
3.25%, 5/31/16	2,300	2,328,672
0.31%, 10/31/16 (b)	15,781	15,779,289
0.34%, 1/31/17 (b)	2,948	2,948,065
0.33%, 4/30/17 (b)	12,448	12,448,437
0.34%, 7/31/17 (b)	5,000	4,996,552
0.43%, 10/31/17 (b)	4,889	4,883,329
Total U.S. Treasury Obligations (Cost — $212,857,086) — 57.2%		212,857,086
Repurchase Agreements
Bank of Montreal, 0.26%, 1/04/16 (Purchased on 12/31/2015 to be repurchased at $18,000,520, collateralized by various U.S. Treasury Obligations, 0.13% to 3.63%, due 04/15/17 to 11/15/45, original par and fair values of $17,258,800 and $18,360,001 respectively)	18,000	18,000,000
Total Value of Bank of Montreal (collateral value of $18,360,001)		18,000,000

Repurchase Agreements	Par (000)	Value
Bank of Nova Scotia, 0.29%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $18,000,580, collateralized by various U.S. Treasury Obligations, 0.00% to 2.88%, due 06/9/16 to 8/15/45, original par and fair values of $18,483,500 and $18,360,650, respectively)	$18,000	$18,000,000
Total Value of Bank of Nova Scotia (collateral value of $18,360,650)		18,000,000
BNP Paribas Securities Corp., 0.29%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $14,000,451, collateralized by various U.S. Treasury Obligations, 0.00% to 1.75%, due 5/26/16 to 5/15/45, original par and fair values of $15,228,231 and $14,280,011, respectively)	14,000	14,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $14,280,011)		14,000,000
HSBC Securities (USA) Inc., 0.27%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $18,000,540, collateralized by a U.S. Treasury Obligation, 1.50%, due 2/28/19, original par and fair value of $18,230,000 and $18,363,032, respectively)	18,000	18,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $18,363,032)		18,000,000
J.P. Morgan Securities LLC, 0.32%, 1/04/16, (Purchased on 12/31/15 to be repurchased at $18,000,640, collateralized by a U.S. Treasury Obligation, 1.38%, due 08/31/20, original par and fair value of $18,595,000 and $18,361,792, respectively)	18,000	18,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $18,361,792)		18,000,000

MASTER GOVERNMENT SECURITIES LLC	DECEMBER 31, 2015	1

Schedule of Investments (continued)	Master Government Securities LLC

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.29%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $16,439,530, collateralized by a U.S. Treasury Obligation, 1.38%, due 02/29/20, original par and fair value of $16,902,600 and $16,767,861, respectively)	$16,439	$16,439,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $16,767,861)		16,439,000
Morgan Stanley & Co. LLC, 0.27%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $18,000,540, collateralized by a U.S. Treasury Obligation, 3.00%, due 11/15/44, original par and fair value of $18,457,300 and $18,360,015, respectively)	18,000	18,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $18,360,015)		18,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.26%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $18,000,520, collateralized by various U.S. Treasury Obligations, 1.88% to 2.13%, due 08/31/22 to 12/31/22, original par and fair value of $18,497,200 and $18,360,031, respectively)	$18,000	$18,000,000
Total Value of RBC Capital Markets LLC (collateral value of $18,360,031 )		18,000,000
TD Securities (USA) LLC, 0.32%, 1/04/16 (Purchased on 12/31/15 to be repurchased at $18,000,640, collateralized by a U.S. Treasury Obligation, 2.00%, due 09/30/20, original par and fair values of $18,096,600 and $18,360,038, respectively)	18,000	18,000,000
Total Value of TD Securities (USA) LLC (collateral value of $18,360,038)		18,000,000
Total Repurchase Agreements — 42.1%		156,439,000
Total Short-Term Securities (Cost — $369,296,086*) — 99.3%		369,296,086
Total Investments (Cost — $369,296,086) — 99.3%		369,296,086
Other Assets Less Liabilities — 0.7%		2,662,929

Net Assets — 100.0%		$371,959,015

2	MASTER GOVERNMENT SECURITIES LLC	DECEMBER 31, 2015

Schedule of Investments (concluded)	Master Government Securities LLC

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC’s has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarize the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments[1]	—	$369,296,086	—	$369,296,086

[1] See above Schedule of Investments for values in the security type.

The Master LLC may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, a bank overdraft of $(7,366) is categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2015, there were no transfers between levels.

MASTER GOVERNMENT SECURITIES LLC	DECEMBER 31, 2015	3

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Government Securities Fund and Master Government Securities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: February 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: February 23, 2016